Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt

(in thousands of $)	December 31, 2023	December 31, 2022
Total debt, net of deferred finance charges	439,496	67,440
Less: Current portion of long-term debt, net of deferred finance charges	(19,795)	(7,003)
Long-term debt, net of deferred finance charges	419,701	60,437

(in thousands of $)	December 31, 2023	December 31, 2022	Maturity dates
Vessel financing (Mount Norefjell)	61,297	13,583	March 2030
Vessel financing (Mount Ita)	61,302	13,583	March 2030
Vessel financing (Mount Etna)	61,812	13,583	April 2030
Vessel financing (Mount Blanc)	61,681	13,583	May 2030
Vessel financing (Mount Matterhorn)	62,509	13,684	July 2030
Vessel financing (Mount Neblina)	62,509	6,843	August 2030
Vessel financing (Mount Hua)	13,683	—	January 2031
Vessel financing (Mount Bandeira)	13,683	—	January 2031
Vessel financing (Mount Elbrus)	13,783	—	January 2031
Vessel financing (Mount Denali)(1)	13,783	—	April 2031
Vessel financing (Mount Aconcagua)(1)	13,783	—	June 2031
Vessel financing (Mount Emai)(1)	13,783	—	June 2031
Total long-term debt, gross	453,608	74,859
Less: Deferred finance charges	(14,112)	(7,419)
Total debt, net of deferred finance charges	439,496	67,440

(1) Maturity dates based on expected delivery dates.

The outstanding debt as of December 31, 2023, is repayable as follows:

Year ending December 31
(in thousands of $)
2024	21,234
2025	26,913
2026	26,064
2027	27,538
2028	29,563
Thereafter	322,296
Total	453,608
Deferred finance charges	(14,112)
Total debt, net of deferred finance charges	439,496

AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements

The Company has entered into sale and leaseback transactions accounted for as financing transactions. In February 2022, the Company entered into sale and leaseback arrangements with AVIC for the first four newbuildings “Mount Norefjell,” “Mount Ita,” “Mount Etna” and “Mount Blanc” which were delivered from New Times Shipyard. Pursuant to the lease financing, Himalaya Shipping received pre-delivery financing at a fixed interest rate of 5% per annum for the third and fourth pre-delivery installments ($6.8 million paid for each of the third and fourth installments). As security for the pre-delivery financing, the Company entered into an agreement to assign in favor of AVIC the first four newbuilding contracts and the related refund guarantees, as well as a parent company guarantee from the Company, share pledges over the related subsidiaries, and account pledges over the related subsidiaries’ bank accounts. Upon delivery of the relevant vessels from New Times Shipyard, the vessels were sold to companies owned and designated by AVIC. The vessels were delivered in the year ended December 31, 2023 and chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is at a price of $56.9 million and then declining to $47.2 million after year 7.

In February 2023, the sale leaseback agreements for the first four newbuildings were amended whereby AVIC agreed to finance 90% of the sixth installments on the newbuilding contracts or $2.2 million for each vessel relating to the cost of installing scrubbers on each vessel. This is repayable in advance in 12 quarterly installments of $180,000 for each vessel, together with interest calculated as: a) LIBOR plus a margin of 4.5% for the period until June 30, 2023; and b) Overnight SOFR plus a margin of 4.5% and credit adjustment spread of 0.26161% from July 1, 2023.

Under the relevant financing agreements, payment of dividends or other distributions from each relevant subsidiary to the Company will only be allowed if immediately following such payment or distribution there will be maintained in the bank account an amount no less than the higher of (a) $3.6 million and (b) the aggregate of the bareboat rate under the facility and the operating expenses for the vessel that are payable within the next six months.

The fixed price purchase options in addition to the cash penalty of $25.0 million per vessel for not exercising any of the purchase options under the sale and leaseback transaction results in a failed sale and leaseback and therefore, the transaction is accounted for as a financing transaction.

In the year ended December 31, 2023, the Company drew $200.0 million (in 2022: $54.3 million) on the financing to pay scheduled delivery installments for the first four newbuildings. The carrying value of vessels and equipment financed by AVIC was $282.1 million as of December 31, 2023. The balance under the facility was $246.1 million and $54.3 million as of December 31, 2023 and 2022, respectively.

CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements
In April 2022, the Company entered into sale and leaseback arrangements with CCBFL for newbuildings “Mount Matterhorn,” “Mount Neblina,” “Mount Bandeira,” “Mount Hua,” “Mount Elbrus,” “Mount Denali,” “Mount Aconcagua” and “Mount Emai” to be delivered from New Times Shipyard. Pursuant to the lease financing, CCBFL is to provide pre-delivery financing at a fixed interest rate of 5% per annum for the third and fourth pre-delivery installments ($6.8 million and $6.9 million) to be paid for each of the third and fourth installment for newbuildings “Mount Matterhorn,” “Mount Neblina,” “Mount Bandeira,” “Mount Hua” and “Mount Elbrus,” “Mount Denali,” “Mount Aconcagua” and “Mount Emai,” respectively. As security for the pre-delivery financing, the Company has entered into an agreement to assign in favor of CCBFL the first four newbuilding contracts and the related refund guarantees, as well as a parent company guarantee from the Company, share pledges over the related subsidiaries, and account pledges over the related subsidiaries’ bank accounts. Upon delivery of the relevant vessels from New Times Shipyard, the vessels were or will be sold to companies owned and designated by CCBFL. The financing amount for each of the vessels, including those to be delivered, is the lower of 90% of the newbuilding contract price and $63.0 million. The vessels were or will be chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million declining to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and therefore, the transaction is accounted for as a financing transaction.

During the year ended December 31, 2023, the Company drew $160.6 million (2022: $20.5 million) on the financing to pay scheduled pre-delivery and delivery installments. The amount outstanding under the facility was $180.2 million and $20.5 million as of December 31, 2023 and 2022, respectively. The carrying value of newbuildings financed by CCBFL is $87.7 million and $91.3 million as of December 31, 2023 and 2022, respectively. The carrying value of vessels and equipment financed by CCBFL was $146.5 million as of December 31, 2023.

After 180 days of the delivery of each newbuilding, each subsidiary under the CCBFL sale leaseback arrangement is required to maintain a minimum cash balance equivalent to the bareboat hire payable within the next three months which amounts to approximately $1.5 million per vessel.

Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements

In December 2022, the Company, CCBFL and Jiangsu entered into novation and assignment agreements to transfer and assign all of CCBFL’s rights and obligations to Jiangsu under the corresponding sale leaseback arrangements for newbuildings “Mount Bandeira” and “Mount Hua.” The novation was accounted for as a debt extinguishment. The transfer was effective in March 2023. The terms under the sale leaseback arrangements remain unchanged. The vessels will be chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million declining to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and therefore, the transaction is accounted for as a financing transaction.

Following the novations, the Company drew down $27.4 million from Jiangsu for installment payments on the “Mount Hua” and “Mount Bandeira” in the year ended December 31, 2023. The amount outstanding under the facility was $27.4 million and $nil as of December 31, 2023 and 2022, respectively.

The bareboat rate per day under the sale and leaseback arrangements is fixed for the bareboat period and the average bareboat rate per day for the sale leaseback arrangements with AVIC, CCBFL and Jiangsu is $16,567. Bareboat payments are paid quarterly in advance under the arrangement with AVIC and quarterly in arrears under the arrangements with CCBFL and Jiangsu. The Company has classified the estimated amortization of the bareboat payments due within twelve months from December 31, 2023 as “Current portion of long-term debt” in the Consolidated Balance Sheets.

Under the sale and leaseback financing arrangements, we are required to pay loan fees to AVIC, CCBFL and Compass Advisory Services Pte. Ltd. from the date we entered into the Sale and Leaseback Agreements up to the delivery date of the vessels which we net off against “Current portion of long-term debt” and “Long-term debt” in the Consolidated Balance Sheets. In the year ended, December 31, 2023, loan fees of $4.7 million were paid upon the payment of the third installments on “Mount Bandeira,” “Mount Hua,” “Mount Elbrus,” “Mount Denali,” “Mount Aconcagua” and “Mount Emai.” In addition, loan fees of $2.7 million were paid upon the delivery of the first six vessels in the year ended December 31, 2023.
Drew Holdings Limited. (“Drew”) – Revolving Credit Facility

In December 2022, the Company entered into a $15.0 million Revolving Credit Facility agreement with Drew, who is a significant shareholder in the Company. The facility was available to the Company until December 31, 2023 and was repayable on December 31, 2024 at the latest. In December 2022, the Company drew $1.0 million on the Revolving Credit Facility with Drew. This amount was fully repaid in the year ended December 31, 2023.

Effective December 18, 2023, an addendum to the Drew facility was executed, decreasing the maximum amount available under the facility from $15.0 million to $10.0 million, and extending the maturity of the facility from December 31, 2024 to December 31, 2025. In addition, the addendum extended the drawdown window to December 31, 2024 and aligned the interest rate with the Term Secured Overnight Financing Rate (“SOFR”). The amended facility bears interest for the applicable interest periods under the facility, at a rate of SOFR plus a margin of 8% p.a.

The amount is recorded as “Amounts due to related parties” in the Consolidated Balance Sheets (see Note 15). As of December 31, 2023, the Company has $10.0 million available to drawdown from this facility.

DNB Bridge Facility

In March 2023, the Company entered into an unsecured Bridge Facility with DNB Markets as arranger and DNB Bank ASA as lender and agent for a maximum amount of $15.0 million for general corporate purposes with a maturity date of September 1, 2023. Amounts outstanding under the Bridge Facility bear interest at SOFR plus a margin of 6% per annum. The Company drew down $7.5 million in March 2023 which it fully repaid in April 2023 from the proceeds of the IPO. Subsequently, the Bridge Facility was terminated in April 2023.

As of December 31, 2023 and 2022, we were in compliance with all of our covenants in each of our financing arrangements to the extent applicable.